Expense Example	Jul. 31, 2025 USD ($)
Davis New York Venture Fund | Davis New York Venture Fund | Class A shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 563
Expense Example, with Redemption, 3 Years	751
Expense Example, with Redemption, 5 Years	955
Expense Example, with Redemption, 10 Years	1,541
Davis New York Venture Fund | Davis New York Venture Fund | Class C shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	1,840
Davis New York Venture Fund | Davis New York Venture Fund | Class R shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	1,455
Davis New York Venture Fund | Davis New York Venture Fund | Class Y shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Davis Research Fund | Davis Research Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	541
Expense Example, with Redemption, 3 Years	682
Expense Example, with Redemption, 5 Years	836
Expense Example, with Redemption, 10 Years	$ 1,281